EXHIBIT 99.17

SELENE DATA COMPARE REPORT

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
264			XXXX	Property City	notePage	XXXX	XXXX	XXXX